FLOW THROUGH PREMIUM LIABILITY (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	May 17, 2017
Flow Through Premium Liability [Abstract]
Flow-through premium liability	$ 1,408	$ 89,775	$ 857,210
Exploration expenses under flow through share financing	4,480,000
Qualifying Canadian exploration expenses incurred	4,322,278
Flow-through premium recovery	128,367	$ 767,435
Remaining commitment incur Qualifying CEE	$ 157,722		$ 3,354,300